May 5, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Longleaf Partners Funds Trust
1933 Act File #33-10472
1940 Act File #811-04923

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned on behalf of Longleaf Partners Funds Trust (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically with the Securities and Exchange Commission on April 30, 2014 under Rule 485(b) under the Securities Act as Post Effective Amendment #46.

Sincerely,

/s/ Andrew R. McCarroll

Andrew R. McCarroll

General Counsel & Principal

Southeastern Asset Management, Inc.

Functioning as principal legal officer under
agreements with Longleaf Partners Funds
Trust and its separate Series